Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 22, 2026
Prospectus Date	Apr. 30, 2026